Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired computer software, systems and technology	¥ 13,623	$ 2,138	¥ 15,693
Less: Accumulated amortization	(8,225)	(1,291)	(6,174)
Total intangible assets, net	¥ 5,398	$ 847	¥ 9,519